Property and Equipment, Net - Schedule Of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, at cost		$ 31,577	$ 23,279
Less accumulated depreciation		(12,452)	(9,325)
Property and equipment, net	$ 46,542	19,125	13,954
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, at cost		14,009	12,330
Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment, at cost		1,819	1,507
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, at cost		1,300	971
Computer Software
Property Plant And Equipment [Line Items]
Property and equipment, at cost		429	464
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, at cost		3,942	376
Leaseholds and Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, at cost		$ 10,078	$ 7,631